Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Disclosure of Cash and Cash Equivalents

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$
Cash on hand	285	420
Cash at bank	51,845,320	12,793,272
Restricted cash	465,000	—
Cash on deposit	8,282,586	13,528,355

	60,593,191	26,322,047